Concentrations of Credit Risk - Schedule of Concentration Risks (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Company A [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	[1]
Net revenues, percentage	[1]
Company B [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues			[1]		[1]	¥ 15,360
Net revenues, percentage			[1]		[1]	13.40%
Company C [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues			[1]		[1]	¥ 14,631
Net revenues, percentage			[1]		[1]	12.80%
Company D [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues		¥ 79,013		¥ 132,995
Net revenues, percentage		10.10%		13.80%
Customers [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues		¥ 79,013		¥ 132,995		¥ 29,991
Net revenues, percentage		10.10%		13.80%		26.20%

[1]	represented less than 10% of total net revenues for the year.